Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment
Schedule of property, plant and equipment

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2023	160,941	271,807	198,981	51,760	245,647	6,568,841	7,497,977
Additions	-	1,328	-	-	-	-	1,328
December 31, 2024	160,941	273,135	198,981	51,760	245,647	6,568,841	7,499,305

Accumulated depreciation
December 31, 2023	154,426	257,507	194,191	51,132	238,979	-	896,235
Depreciation	1,303	4,472	1,437	125	1,334	-	8,671
December 31, 2024	155,729	261,979	195,628	51,257	240,313	-	904,906

Carrying amounts
December 31, 2023	6,515	14,300	4,790	628	6,668	6,568,841	6,601,742
December 31, 2024	5,212	11,156	3,353	503	5,334	6,568,841	6,594,399

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2022	159,171	271,540	198,981	51,760	245,647	6,568,841	7,495,940
Additions	1,770	267	-	-	-	-	2,037
December 31, 2023	160,941	271,807	198,981	51,760	245,647	6,568,841	7,497,977

Accumulated depreciation
December 31, 2022	153,203	251,441	192,138	50,975	237,312	-	885,069
Depreciation	1,223	6,066	2,053	157	1,667	-	11,166
December 31, 2023	154,426	257,507	194,191	51,132	238,979	-	896,235

Carrying amounts
December 31, 2022	5,968	20,099	6,843	785	8,335	6,568,841	6,610,871
December 31, 2023	6,515	14,300	4,790	628	6,668	6,568,841	6,601,742